Goodwill	6 Months Ended
Jun. 30, 2025
Goodwill [Abstract]
Goodwill
4.	Goodwill

The following table presents the Group’s goodwill as of the respective balance sheet dates:

	December 31, 2024	June 30, 2025
	RMB	RMB
		(Unaudited)
Goodwill	115,414	115,414
Less: impairment	(115,414)	(115,414)
Goodwill, net	—	—